Calvert VP SRI Large Cap Value Portfolio
CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP SRI Large Cap Value Portfolio Single Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP SRI Large Cap Value Portfolio Single Class
Management Fees (as a percentage of Assets)		0.74%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		0.85%
Fee Waiver or Reimbursement	[1]	(0.07%)
Net Expenses (as a percentage of Assets)		0.78%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.78% through April 30, 2016. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP SRI Large Cap Value Portfolio Single Class	80	264	465	1,043

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Portfolio normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index at the time of investment. As of December 31, 2014, the market capitalization of the Russell 1000 Value Index companies ranged from $276.8 million to $388.4 billion with a weighted average level of $112.3 billion.
Although primarily investing in large cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities.
The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.
In selecting securities for the Portfolio, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.
Sustainable and Responsible Investing. The Portfolio seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Portfolio may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.
The Portfolio has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Portfolio. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Value Stock Risk. Value stocks may perform differently from the market as a whole, which may not recognize a stock's intrinsic value for an unexpectedly long time. In addition, there is a risk that the portfolio manager's calculation of the stock's underlying value will not be reflected in the market price.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Sustainable and Socially Responsible Investing Risk. The application of the Portfolio's sustainability and socially responsible investment criteria may affect the Portfolio's exposure to certain sectors or types of investments and may impact the Portfolio's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.93%
Worst Quarter (of periods shown)	12/31/2008	-23.81%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP SRI Large Cap Value Portfolio	Label	1 Year	5 Years	10 Years
Single Class	Calvert VP SRI Large Cap Value Portfolio	8.88%	13.10%	6.49%
Single Class Russell 1000 Value Index (reflects no deduction for fees or expenses)	Russell 1000 Value Index (reflects no deduction for fees or expenses)	13.45%	15.42%	7.30%
Single Class Lipper Va Large-Cap Value Funds Average	Lipper VA Large-Cap Value Funds Average	10.79%	13.85%	6.79%

Calvert VP Natural Resources Portfolio
CALVERT VP NATURAL RESOURCES PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) representing different natural resources exposures.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Natural Resources Portfolio Single Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP Natural Resources Portfolio Single Class
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.25%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Natural Resources Portfolio Single Class	127	397	686	1,511

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 112% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Portfolio will invest substantially all of its net assets (including borrowings for investment purposes) in ETFs and ETNs (the “Acquired Funds and Notes”) that represent different natural resources exposures. The Portfolio will provide shareholders with at least 60 days’ notice before changing this policy. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. An ETN is a debt security designed to provide investors access to the returns of various market benchmarks by linking the return of the security to the performance of a particular index.
The Portfolio invests in Acquired Funds and Notes that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:
Natural Resources Index or Commodity Index

•	S&P North American Natural Resources Index

•	Bloomberg Commodity Index Total Return

•	S&P Energy Select Sector Index

•	MSCI U.S. Investable Market Energy 25/50 Index

•	Dow Jones U.S. Select Oil Exploration & Production Index

•	Market Vectors U.S. Listed Oil Services 25 Index

•	Thomson Reuters Equal Weight Continuous Commodity Total Return Index

•	DBIQ Optimum Yield Industrial Metals Index Excess Return

•	Bloomberg Grains Subindex Total Return

•	S&P Metals and Mining Select Industry Index

•	DBIQ Optimum Yield Precious Metals Index Excess Return

•	NYSE Arca Gold Miners Index
The Portfolio selects Acquired Funds and Notes that track investments in securities of natural resources companies and associated businesses, including utilities (such as gas and water). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, but is not limited to, commodities and industries such as integrated oil, oil and gas exploration, metal production, forest products, paper products, chemicals, building materials, coal, real estate and alternative energy sources.
In its selection of investments, the Portfolio seeks Acquired Funds and Notes whose underlying exposures appear to have the potential for above-average long-term performance based on supply and demand of a resource and the state of the market. These may include Acquired Funds and Notes whose underlying exposures are expected to show above-average growth over the long-term as well as those exposures that appear to the Subadvisor to be undervalued.
The Portfolio may sell or reduce its position in an Acquired Fund or Note when, in the Subadvisor’s opinion, there is a change in the macroeconomic outlook, technical deterioration of an underlying exposure, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.
The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Principal Risks
Non-Diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.
Structured Note Risk. The Portfolio may invest up to 10% of its total assets directly in structured notes. Structured notes are derivative investments whose value depends on, or is derived from, the value of an underlying security. Structured notes may be tied to the performance of individual stocks or to baskets of assets such as commodities. Structured notes are generally corporate debt securities and are subject to similar risks such as credit risk and the loss of principal. Many structured notes are illiquid.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.
Acquired Funds and Notes Risk. Acquired Funds and Notes track a securities or natural resources index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expense of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes. The performance of the Acquired Funds and Notes directly affects the ability of the Portfolio to meet its respective investment objective. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds and Notes and the Subadvisor’s allocation among the Acquired Funds and Notes.
Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying securities in which the Acquired Funds and Notes invest, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying securities may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying securities in which the Acquired Funds and Notes invest, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying securities may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying securities in which the Acquiring Funds and Notes invest, including the key risk below.
Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index, a composite index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The performance of the Natural Resources Composite Benchmark (65% S&P North America Natural Resources Index and 35% Bloomberg Commodity Index) is shown in the table below because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2010	16.07%
Worst Quarter (of periods shown)	12/31/2008	-31.33%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Natural Resources Portfolio Single Class	Label	1 Year	5 Years	Since Inception	Inception Date
Before Taxes	Calvert VP Natural Resources Portfolio	(15.62%)	(1.25%)	(1.32%)	Dec. 28, 2006
S&P 500 Index (reflects no deduction for fees or expenses)	S&P 500 Index (reflects no deduction for fees and expenses)	13.69%	15.45%	6.98%	Dec. 28, 2006
Natural Resources Composite Benchmark (reflects no deduction for fees or expenses)	Natural Resources Composite Benchmark (reflects no deduction for fees and expenses)	(13.17%)	(3.40%)	(0.05%)	Dec. 28, 2006
Lipper VA Natural Resources Funds Average	Lipper VA Natural Resources Funds Average	(12.58%)	1.75%		Dec. 28, 2006

Calvert VP S&P 500 Index Portfolio
CALVERT VP S&P 500 INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP S&P 500 Index Portfolio Single Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP S&P 500 Index Portfolio Single Class
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):		0.11%
Expenses (as a percentage of Assets)		0.46%
Fee Waiver or Reimbursement	[1]	(0.04%)
Net Expenses (as a percentage of Assets)		0.42%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.42% through April 30, 2016. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP S&P 500 Index Portfolio Single Class	43	144	254	575

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P 500 Index is an unmanaged index comprising common stocks of 500 large capitalization U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. As of December 31, 2014, the market capitalization of the S&P 500 Index companies ranged from $2.9 billion to $643.1 billion with a weighted average level of $131.8 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the S&P 500 Index. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies that provide exposure to the S&P 500 Index. SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P 500 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index.

Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P 500 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	15.85%
Worst Quarter (of periods shown)	12/31/2008	-21.91%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP S&P 500 Index Portfolio	Label	1 Year	5 Years	10 Years
Single Class	Calvert VP S&P 500 Index Portfolio	13.21%	15.02%	7.31%
Single Class S&P 500 Index (reflects no deduction for fees or expenses)	S&P 500 Index (reflects no deduction for fees or expenses)	13.69%	15.45%	7.67%
Single Class Lipper VA S&P 500 Index Objective Funds Average	Lipper VA S&P 500 Index Objective Funds Average	13.21%	15.01%	7.32%

Calvert VP S&P MidCap 400 Index Portfolio
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO Class: I
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP S&P MidCap 400 Index Portfolio Class I
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP S&P MidCap 400 Index Portfolio Class I
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.53%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP S&P MidCap 400 Index Portfolio Class I	54	170	296	665

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P MidCap 400 Index is an unmanaged index comprising common stocks of 400 mid-sized U.S. companies. As of December 31, 2014, the market capitalization of the S&P MidCap 400 Index companies ranged from $924.9 million to $13.9 billion with a weighted average level of $5.4 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the S&P MidCap 400 Index. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies that provide exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P MidCap 400 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	19.74%
Worst Quarter (of periods shown)	12/31/2008	-25.93%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP S&P MidCap 400 Index Portfolio	Label	1 Year	5 Years	10 Years
Class I	Calvert VP S&P MidCap 400 Index Portfolio – Class I	9.25%	15.96%	9.10%
Class I S&P MidCap 400 Index (reflects no deduction for fees and expenses)	S&P MidCap 400 Index (reflects no deduction for fees and expenses)	9.77%	16.54%	9.71%
Class I Lipper VA Mid-Cap Core Funds Average	Lipper VA Mid-Cap Core Funds Average	9.29%	15.39%	8.48%

Calvert VP Russell 2000 Small Cap Index Portfolio
CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO Class: I
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Russell 2000 Small Cap Index Portfolio Class I
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP Russell 2000 Small Cap Index Portfolio Class I
Management Fees (as a percentage of Assets)		0.45%
Other Expenses (as a percentage of Assets):		0.30%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		0.76%
Fee Waiver or Reimbursement	[1]	(0.01%)
Net Expenses (as a percentage of Assets)		0.75%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.74% through April 30, 2016. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Russell 2000 Small Cap Index Portfolio Class I	77	242	421	941

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index comprising common stocks of approximately 2000 smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2014, the market capitalization of the Russell 2000 Index companies ranged from $19 million to $7.3 billion with a weighted average level of $1.9 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Russell 2000 Index. Derivatives such as Russell 2000 Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Advisor or Subadvisor, it is not practical to invest in Russell 2000 index options or futures, or options on such futures, at a particular time due to liquidity or price considerations), may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	20.65%
Worst Quarter (of periods shown)	12/31/2008	-26.18%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Russell 2000 Small Cap Index Portfolio	Label	1 Year	5 Years	10 Years
Class I	Calvert VP Russell 2000 Small Cap Index Portfolio – Class I	4.15%	14.75%	7.09%
Class I Russell 2000 Index (reflects no deduction for fees or expenses)	Russell 2000 Index (reflects no deduction for fees or expenses)	4.89%	15.55%	7.77%
Class I Lipper VA Small-Cap Core Funds Average	Lipper VA Small-Cap Core Funds Average	4.39%	15.15%	7.61%

Calvert VP EAFE International Index Portfolio
CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO Class: I
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”).
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP EAFE International Index Portfolio Class I
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP EAFE International Index Portfolio Class I
Management Fees (as a percentage of Assets)	0.66%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.99%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP EAFE International Index Portfolio Class I	101	315	547	1,213

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The MSCI EAFE Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East). As of December 31, 2014, the market capitalization of the MSCI EAFE Index companies ranged from $1.4 billion to $232.6 billion with a weighted average level of $60.6 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the . The Portfolio may also invest in EAFE iShares® or other investment companies that provide the same exposure to the MSCI EAFE Index. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the MSCI EAFE Index. Derivatives such as options and futures, and options on such futures, that provide exposure to the stocks in the MSCI EAFE Index may also be held by the Portfolio incidental to its main investment strategy. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the MSCI EAFE Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the MSCI EAFE Index.
The Portfolio may not hold investments in common stocks of all of the companies in the MSCI EAFE Index. In that case, the Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index’s market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Subadvisor believes the Portfolio has achieved sufficient size, the Subadvisor may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments (described above) with economic characteristics similar to the stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the MSCI EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.
The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Portfolio from realizing profits on favorable movements in exchange rates.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	24.67%
Worst Quarter (of periods shown)	9/30/2011	-20.13%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP EAFE International Index Portfolio	Label	1 Year	5 Years	10 Years
Class I	Calvert VP EAFE International Index Portfolio – Class I	(6.44%)	4.30%	3.48%
Class I MSCI EAFE Index (reflects no deduction for fees or expenses)	MSCI EAFE Index (reflects no deduction for fees or expenses)	(4.48%)	5.81%	4.91%
Class I Lipper VA International Core Funds Average	Lipper VA International Core Funds Average	(6.56%)	4.58%	3.85%

Calvert VP Nasdaq 100 Index Portfolio
CALVERT VP NASDAQ 100 INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Nasdaq 100 Index Portfolio Single Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP Nasdaq 100 Index Portfolio Single Class
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.63%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Nasdaq 100 Index Portfolio Single Class	64	202	351	786

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the NASDAQ-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The NASDAQ-100 Index is an unmanaged index comprising common stocks of the 100 largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2014, the market capitalization of the NASDAQ-100 Index companies ranged from $3.7 billion to $643.1 billion with a weighted average level of $45.7 billion. The NASDAQ-100 Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than a company whose securities have a smaller market capitalization.
The Portfolio will invest primarily in common stocks of the companies that compose the NASDAQ-100 Index. The Portfolio may also invest in Nasdaq-100 iShares® or other investment companies that provide the same exposure to the NASDAQ-100 Index. Nasdaq-100 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the NASDAQ-100 Index. Derivatives, such as NASDAQ-100 Index options and futures, and options on such futures, may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the NASDAQ-100 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the NASDAQ-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.
The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.
Concentration Risk. A downturn in the industries represented in the NASDAQ-100 Index would impact the Portfolio more than a portfolio that does not concentrate in these industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2012	21.07%
Worst Quarter (of periods shown)	12/31/2008	-23.94%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Nasdaq 100 Index Portfolio	Label	1 Year	5 Years	10 Years
Single Class	Calvert VP Nasdaq 100 Index Portfolio	18.66%	18.53%	10.33%
Single Class NASDAQ-100 Index (total return) (reflects no deductions for fees and expenses)	NASDAQ-100 Index (total return) (reflects no deductions for fees and expenses)	19.40%	19.23%	10.99%
Single Class Lipper VA Large-Cap Growth Funds Average	Lipper VA Large-Cap Growth Funds Average	10.04%	14.09%	7.73%

Calvert VP Investment Grade Bond Index Portfolio
CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”).
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Investment Grade Bond Index Portfolio Single Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP Investment Grade Bond Index Portfolio Single Class
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.50%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Investment Grade Bond Index Portfolio Single Class	51	160	280	628

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the Barclays Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Barclays Index is an unmanaged index of 9,079 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $17.6 trillion as of December 31, 2014. The Barclays Index is primarily composed of:

•	Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

•
Publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.

Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the Barclays Index. As of December 31, 2014, the weighted average maturity of the securities in the Barclays Index was 7.69 years, the weighted average coupon was 3.28% and the weighted average modified duration was 5.55 years. The Barclays Index includes all “index-eligible” securities that meet minimum par amounts outstanding.
The Portfolio will invest primarily in fixed-income securities that compose the Barclays Index and unrated fixed-income securities with a credit quality, as determined by the Advisor or Subadvisor, that is comparable to the securities that compose the Barclays Index. The Portfolio may also invest in Barclays Capital iShares® or other investment companies that provide the same exposure to the Barclays Index or its component indices. Barclays Capital iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that compose the Barclays Index. Derivatives such as options and futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy in an attempt to replicate the total return performance of the Barclays index. The Portfolio may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.
The Portfolio will not purchase bonds that are rated below investment grade, which are commonly known as junk bonds, as assessed at the time of purchase. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Subadvisor deems it most advantageous to dispose of the security. An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Advisor to be of comparable credit quality.
The Portfolio will not directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the fixed-income securities represented in the Barclays Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in fixed-income securities included among the Barclays Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Bond Market Risk. The market prices of bonds held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Collateralized Mortgage Obligation (“CMO”) and Structured Asset-Backed Securities (“ABS”) Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s and/or Subadvisor’s analysis of credit risk without the assessment of an NRSRO.
Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2008	4.80%
Worst Quarter (of periods shown)	6/30/2013	-2.75%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Investment Grade Bond Index Portfolio	Label	1 Year	5 Years	10 Years
Single Class	Calvert VP Investment Grade Bond Index Portfolio	5.93%	4.27%	4.50%
Single Class Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%
Single Class Lipper VA Intermediate Investment Grade Debt Funds Average	Lipper VA Intermediate Investment Grade Debt Funds Average	5.29%	4.74%	4.44%

Calvert VP Volatility Managed Moderate Growth Portfolio
CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio pursues a balance of current income and growth potential, while seeking to manage overall portfolio volatility.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Volatility Managed Moderate Growth Portfolio Class F
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP Volatility Managed Moderate Growth Portfolio Class F
Management Fees (as a percentage of Assets)		0.52%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.29%
Acquired Fund Fees and Expenses		0.11%
Expenses (as a percentage of Assets)		1.17%
Fee Waiver or Reimbursement	[1]	(0.23%)
Net Expenses (as a percentage of Assets)		0.94%
[1]	The investment advisor has agreed to contractually limit direct ordinary annual fund operating expenses to 0.83% through April 30, 2016. The expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Volatility Managed Moderate Growth Portfolio Class F	96	349	621	1,400

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s subadvisors, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other subadvisor, is responsible for executing the Portfolio’s volatility management strategy described below.
The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:

U.S. Equity Indices and Related Components
•	NASDAQ 100 Index
•	Standard & Poor’s (“S&P”) 500 Index
•	S&P 500 Growth Index
•	S&P 500 Value Index
•	S&P MidCap 400 Index
•	S&P MidCap 400 Growth Index
•	S&P MidCap 400 Value Index
•	Russell 2000 Index
•	MSCI U.S. REIT Index
•	S&P North American Natural Resources Sector Index

International Equity Indices and Related Components
•	MSCI EAFE Index
•	FTSE Emerging Index
•	FTSE Developed ex North America Index
•	FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components
•	Barclays U.S. Aggregate Bond Index
•	Barclays U.S. Aggregate Float Adjusted Index
•	Barclays U.S. Treasury 20+ Year Index
•	Barclays U.S. Treasury 7-10 Year Index
•	Barclays U.S. 1-5 Year Corporate Bond Index
•	Barclays U.S. Credit 5-10 Year Index
•	Barclays U.S. Intermediate Credit Index
•	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
•	Barclays U.S. Mortgage-Backed Securities Index
•	Barclays High Yield Very Liquid Index
•	iBoxx USD Liquid Investment Grade Index
•	Deutsche Bank Emerging Market USD Liquid Balanced Index
AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	63%	40-80%
Fixed Income Indices (“Fixed Income ETFs”)	33%	25-55%
AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.
The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).
In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.
The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.
The Portfolio’s other subadvisor, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 10%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.
The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.
Futures contracts may involve the use of leverage. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. Accordingly, the notional value of the Portfolio’s short futures positions will generally not exceed 80% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. Similarly, the notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.
The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks
Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.
Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.
Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns. The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.
Exchange-Traded Fund (ETF) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.
Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.
Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.
Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying ETFs may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.
Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio and reduce its returns.
Futures Contracts Risk. Using futures may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a future’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the futures position. Futures can involve risk of loss if the party who issued the future defaults on its obligation. Futures may also be less liquid and more difficult to value.
Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.
Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.
Hedging Risk. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.
Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.
Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.
Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index, a composite index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The table below shows the Moderate Growth Portfolio Custom Blended Benchmark (33% Barclays U.S. Aggregate Bond Index, 47% Russell 3000 Index, 13% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 3% MSCI U.S. REIT Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calender Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2014	3.75%
Worst Quarter (of periods shown)	9/30/2014	-1.16%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Volatility Managed Moderate Growth Portfolio Class F	Label	1 Year	Since Inception	Inception Date
Before Taxes	Calvert VP Volatility Managed Moderate Growth Portfolio	6.99%	6.56%	Apr. 30, 2013
S&P 500 Daily Risk Control 10% Index	S&P 500 Daily Risk Control 10% Index	7.36%	12.76%	Apr. 30, 2013
Moderate Growth Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	Moderate Growth Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	8.23%	10.08%	Apr. 30, 2013
Lipper VA Mixed-Asset Target Allocation Growth Funds Average	Lipper VA Mixed-Asset Target Allocation Growth Funds Average	6.05%	9.93%	Apr. 30, 2013

Calvert VP Volatility Managed Moderate Portfolio
CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio pursues current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall portfolio volatility.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Volatility Managed Moderate Portfolio Class F
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP Volatility Managed Moderate Portfolio Class F
Management Fees (as a percentage of Assets)		0.52%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.16%
Acquired Fund Fees and Expenses		0.10%
Expenses (as a percentage of Assets)		1.03%
Fee Waiver or Reimbursement	[1]	(0.10%)
Net Expenses (as a percentage of Assets)		0.93%
[1]	The investment advisor has agreed to contractually limit direct ordinary annual fund operating expenses to 0.83% through April 30, 2016. The expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Volatility Managed Moderate Portfolio Class F	95	318	559	1,250

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s subadvisors, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other subadvisor, is responsible for executing the Portfolio’s volatility management strategy described below.
The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:

U.S. Equity Indices and Related Components
•	NASDAQ 100 Index
•	Standard & Poor’s (“S&P”) 500 Index
•	S&P 500 Growth Index
•	S&P 500 Value Index
•	S&P MidCap 400 Index
•	S&P MidCap 400 Growth Index
•	S&P MidCap 400 Value Index
•	Russell 2000 Index
•	MSCI U.S. REIT Index
•	S&P North American Natural Resources Sector Index

International Equity Indices and Related Components
•	MSCI EAFE Index
•	FTSE Emerging Index
•	FTSE Developed ex North America Index
•	FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components
•	Barclays U.S. Aggregate Bond Index
•	Barclays U.S. Aggregate Float Adjusted Index
•	Barclays U.S. Treasury 20+ Year Index
•	Barclays U.S. Treasury 7-10 Year Index
•	Barclays U.S. 1-5 Year Corporate Bond Index
•	Barclays U.S. Credit 5-10 Year Index
•	Barclays U.S. Intermediate Credit Index
•	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
•	Barclays U.S. Mortgage-Backed Securities Index
•	Barclays High Yield Very Liquid Index
•	iBoxx USD Liquid Investment Grade Index
•	Deutsche Bank Emerging Market USD Liquid Balanced Index
AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	48%	25-65%
Fixed Income Indices (“Fixed Income ETFs”)	48%	40-70%
AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.
The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).
In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.
The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.
The Portfolio’s other subadvisor, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 8%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.
The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.
Futures contracts may involve the use of leverage. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. Accordingly, the notional value of the Portfolio’s short futures positions will generally not exceed 65% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. Similarly, the notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.
The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks
Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.
Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.
Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns. The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.
Exchange-Traded Fund (ETF) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.
Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.
Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.
Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying ETFs may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.
Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio and reduce its returns.
Futures Contracts Risk. Using futures may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a future’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the futures position. Futures can involve risk of loss if the party who issued the future defaults on its obligation. Futures may also be less liquid and more difficult to value.
Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.
Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.
Hedging Risk. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.
Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.
Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.
Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index, a composite index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The table below shows the Moderate Portfolio Custom Blended Benchmark (48% Barclays U.S. Aggregate Bond Index, 36% Russell 3000 Index, 10% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 2% MSCI U.S. REIT Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calender Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2014	3.49%
Worst Quarter (of periods shown)	9/30/2014	-1.00%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Volatility Managed Moderate Portfolio Class F	Label	1 Year	Since Inception	Inception Date
Before Taxes	Calvert VP Volatility Managed Moderate Portfolio	7.25%	5.50%	Apr. 30, 2013
S&P 500 Daily Risk Control 7.5% Index	S&P 500 Daily Risk Control 7.5% Index	5.79%	9.75%	Apr. 30, 2013
Moderate Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	Moderate Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	7.61%	8.08%	Apr. 30, 2013
Lipper VA Mixed-Asset Target Allocation Moderate Funds Average	Lipper VA Mixed-Asset Target Allocation Moderate Funds Average	5.76%	7.96%	Apr. 30, 2013

Calvert VP Volatility Managed Growth Portfolio
CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio pursues growth potential and some current income, while seeking to manage overall portfolio volatility.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Volatility Managed Growth Portfolio Class F
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert VP Volatility Managed Growth Portfolio Class F
Management Fees (as a percentage of Assets)		0.52%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.17%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)		1.06%
Fee Waiver or Reimbursement	[1]	(0.11%)
Net Expenses (as a percentage of Assets)		0.95%
[1]	The investment advisor has agreed to contractually limit direct ordinary annual fund operating expenses to 0.83% through April 30, 2016. The expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert VP Volatility Managed Growth Portfolio Class F	97	326	574	1,284

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s subadvisors, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other subadvisor, is responsible for executing the Portfolio’s volatility management strategy described below.
The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:

U.S. Equity Indices and Related Components
•	NASDAQ 100 Index
•	Standard & Poor’s (“S&P”) 500 Index
•	S&P 500 Growth Index
•	S&P 500 Value Index
•	S&P MidCap 400 Index
•	S&P MidCap 400 Growth Index
•	S&P MidCap 400 Value Index
•	Russell 2000 Index
•	MSCI U.S. REIT Index
•	S&P North American Natural Resources Sector Index

International Equity Indices and Related Components
•	MSCI EAFE Index
•	FTSE Emerging Index
•	FTSE Developed ex North America Index
•	FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components
•	Barclays U.S. Aggregate Bond Index
•	Barclays U.S. Aggregate Float Adjusted Index
•	Barclays U.S. Treasury 20+ Year Index
•	Barclays U.S. Treasury 7-10 Year Index
•	Barclays U.S. 1-5 Year Corporate Bond Index
•	Barclays U.S. Credit 5-10 Year Index
•	Barclays U.S. Intermediate Credit Index
•	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
•	Barclays U.S. Mortgage-Backed Securities Index
•	Barclays High Yield Very Liquid Index
•	iBoxx USD Liquid Investment Grade Index
•	Deutsche Bank Emerging Market USD Liquid Balanced Index
AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below. The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	78%	55-95%
Fixed Income Indices (“Fixed Income ETFs”)	18%	10-40%
AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.
The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).
In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.
The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.
The Portfolio’s other subadvisor, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 12%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.
The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.
Futures contracts may involve the use of leverage. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. Accordingly, the notional value of the Portfolio’s short futures positions will generally not exceed 95% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. Similarly, the notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.
The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks
Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.
Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.
Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns. The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.
Exchange-Traded Fund (ETF) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.
Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.
Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.
Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.
Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying ETFs may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.
Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio and reduce its returns.
Futures Contracts Risk. Using futures may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a future’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the futures position. Futures can involve risk of loss if the party who issued the future defaults on its obligation. Futures may also be less liquid and more difficult to value.
Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.
Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.
Hedging Risk. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.
Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.
Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.
Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index, a composite index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The table below shows the Growth Portfolio Custom Blended Benchmark (18% Barclays U.S. Aggregate Bond Index, 58% Russell 3000 Index, 16% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 4% MSCI U.S. REIT Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calender Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2014	3.88%
Worst Quarter (of periods shown)	9/30/2014	-1.44%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert VP Volatility Managed Growth Portfolio Class F	Label	1 Year	Since Inception	Inception Date
Before Taxes	Calvert VP Volatility Managed Growth Portfolio	5.61%	7.34%	Apr. 30, 2013
S&P 500 Daily Risk Control 12% Index	S&P 500 Daily Risk Control 12% Index	8.73%	15.34%	Apr. 30, 2013
Growth Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	Growth Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	8.81%	12.09%	Apr. 30, 2013
Lipper VA Multi-Cap Core Funds Average	Lipper VA Multi-Cap Core Funds Average	6.05%	9.93%	Apr. 30, 2013

Calvert Variable Products, Inc. | Calvert VP S&P MidCap 400 Index Portfolio
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Variable Products, Inc. Calvert VP S&P MidCap 400 Index Portfolio Class F
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Variable Products, Inc. Calvert VP S&P MidCap 400 Index Portfolio Class F
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. Calvert VP S&P MidCap 400 Index Portfolio Class F	77	240	417	930

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P MidCap 400 Index is an unmanaged index comprising common stocks of 400 mid-sized U.S. companies. As of December 31, 2014, the market capitalization of the S&P MidCap 400 Index companies ranged from $924.9 million to $13.9 billion with a weighted average level of $5.4 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the S&P MidCap 400 Index. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies that provide exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P MidCap 400 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 1, 2007 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	19.73%
Worst Quarter (of periods shown)	12/31/2008	-25.97%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert Variable Products, Inc. Calvert VP S&P MidCap 400 Index Portfolio	Label	1 Year	5 Years	10 Years
Class F	Calvert VP S&P MidCap 400 Index Portfolio – Class F	9.00%	15.67%	8.87%
Class F S&P MidCap 400 Index (reflects no deduction for fees and expenses)	S&P MidCap 400 Index (reflects no deduction for fees or expenses)	9.77%	16.54%	9.71%
Class F Lipper VA Mid-Cap Core Funds Average	Lipper VA Mid-Cap Core Funds Average	9.29%	15.39%	8.48%

Calvert Variable Products, Inc. | Calvert VP Russell 2000 Small Cap Index Portfolio
CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Variable Products, Inc. Calvert VP Russell 2000 Small Cap Index Portfolio Class F
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Variable Products, Inc. Calvert VP Russell 2000 Small Cap Index Portfolio Class F
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses (as a percentage of Assets):		0.33%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		0.99%
Fee Waiver or Reimbursement	[1]	(0.03%)
Net Expenses (as a percentage of Assets)		0.96%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.95% through April 30, 2016. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. Calvert VP Russell 2000 Small Cap Index Portfolio Class F	98	312	544	1,210

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index comprising common stocks of approximately 2000 smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2014, the market capitalization of the Russell 2000 Index companies ranged from $19 million to $7.3 billion with a weighted average level of $1.9 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Russell 2000 Index. Derivatives such as Russell 2000 Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Advisor or Subadvisor, it is not practical to invest in Russell 2000 index options or futures, or options on such futures, at a particular time due to liquidity or price considerations), may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 4, 2005 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calender Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	20.56%
Worst Quarter (of periods shown)	12/31/2008	-26.21%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert Variable Products, Inc. Calvert VP Russell 2000 Small Cap Index Portfolio	Label	1 Year	5 Years	10 Years
Class F	Calvert VP Russell 2000 Small Cap Index Portfolio – Class F	3.93%	14.51%	6.88%
Class F Russell 2000 Index (reflects no deduction for fees or expenses)	Russell 2000 Index (reflects no deduction for fees or expenses)	4.89%	15.55%	7.77%
Class F Lipper VA Small-Cap Core Funds Average	Lipper VA Small-Cap Core Funds Average	4.39%	15.15%	7.61%

Calvert Variable Products, Inc. | Calvert VP EAFE International Index Portfolio
CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO Class: F
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”).
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Variable Products, Inc. Calvert VP EAFE International Index Portfolio Class F
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Variable Products, Inc. Calvert VP EAFE International Index Portfolio Class F
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses (as a percentage of Assets):		0.46%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		1.33%
Fee Waiver or Reimbursement	[1]	(0.13%)
Net Expenses (as a percentage of Assets)		1.20%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.19% through April 30, 2016. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year;
•	the Portfolio’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Variable Products, Inc. Calvert VP EAFE International Index Portfolio Class F	122	409	716	1,590

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio seeks to substantially replicate the total return of the securities composing the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The MSCI EAFE Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East). As of December 31, 2014, the market capitalization of the MSCI EAFE Index companies ranged from $1.4 billion to $232.6 billion with a weighted average level of $60.6 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.
The Portfolio will invest primarily in common stocks of the companies that compose the . The Portfolio may also invest in EAFE iShares® or other investment companies that provide the same exposure to the MSCI EAFE Index. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the MSCI EAFE Index. Derivatives such as options and futures, and options on such futures, that provide exposure to the stocks in the MSCI EAFE Index may also be held by the Portfolio incidental to its main investment strategy. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the MSCI EAFE Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the MSCI EAFE Index.
The Portfolio may not hold investments in common stocks of all of the companies in the MSCI EAFE Index. In that case, the Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index’s market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Subadvisor believes the Portfolio has achieved sufficient size, the Subadvisor may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments (described above) with economic characteristics similar to the stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the MSCI EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.
The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Portfolio from realizing profits on favorable movements in exchange rates.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on December 17, 2007 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	24.55%
Worst Quarter (of periods shown)	9/30/2011	-20.18%

Average Annual Total Returns (as of 12/31/14)
Average Annual Total Returns Calvert Variable Products, Inc. Calvert VP EAFE International Index Portfolio	Label	1 Year	5 Years	10 Years
Class F	Calvert VP EAFE International Index Portfolio – Class F	(6.62%)	4.08%	3.25%
Class F MSCI EAFE Index (reflects no deduction for fees or expenses)	MSCI EAFE Index (reflects no deduction for fees or expenses)	(4.48%)	5.81%	4.91%
Class F Lipper VA International Core Funds Average	Lipper VA International Core Funds Average	(6.56%)	4.58%	3.85%